Consolidated Statements of Operations and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Net revenues		¥ 183,361	$ 27,024
Operating costs and expenses:
Cost of revenue		(158,207)	(23,317)
Selling expenses		(3,519)	(519)
General and administrative expenses		(40,753)	(6,006)	(7,292)	(5,759)
Research and development expenses		(4,574)	(674)
Loss from operations		(23,692)	(3,492)	(7,292)	(5,759)
Other income (loss), net:
Gain on disposal of subsidiaries		20,117	2,965
Net loss from fair value change		(7,224)	(1,065)
Investment loss		(108)	(16)
Interest income (expense), net		(1,405)	(207)	149	518
Others, net		1,042	154	(14,747)	163
Loss before income taxes and share of loss of affiliates		(11,270)	(1,661)	(21,890)	(5,078)
Income tax benefit		383	56
Share of loss of affiliates		(10,354)	(1,526)
Net loss from continuing operations		(21,241)	(3,131)	(21,890)	(5,078)
Net loss from discontinued operations, net of tax		(1,838,945)	(271,027)	(437,012)	(506,993)
Net Loss		(1,860,186)	(274,158)	(458,902)	(512,071)
Less: net loss attributable to the noncontrolling interests		(1,672,978)	(246,566)	(262,939)	(222,401)
Continuing operations		451	66
Discontinued operations		(1,673,429)	(246,632)	(262,939)	(222,401)
Net loss attributable to owners of the Company		(187,208)	(27,592)	(195,963)	(289,670)
Continuing operations		(21,692)	(3,197)	(21,890)	(5,078)
Discontinued operations		(165,516)	(24,395)	(174,073)	(284,592)
Distributed earnings:
Less: Accretion of redeemable ordinary shares		2,174	320	2,141	826
Net loss attributable to ordinary shareholders of the Company		(189,382)	(27,912)	(198,104)	(290,496)
Other comprehensive income(loss), net of tax: Foreign currency translation adjustments		20,972	3,091	(3,719)	(2,460)
Comprehensive loss attributable to ordinary shareholders the Company		¥ (166,236)	$ (24,501)	¥ (199,682)	¥ (292,130)
Net loss per share attributable to ordinary shareholders of the Company- Basic :
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.081)	$ (0.012)	¥ (3.158)	¥ (2.283)
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(0.561)	(0.083)	(22.875)	(110.041)
Total basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(0.642)	(0.095)	(26.033)	(112.324)
Net loss per share attributable to ordinary shareholders of the Company- Diluted :
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(0.081)	(0.012)	(3.158)	(2.283)
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(1.064)	(0.157)	(22.703)	(111.264)
Total diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (1.145)	$ (0.169)	¥ (25.861)	¥ (113.547)
Shares used in calculating net income per share :
Basic: (in Shares)	[1]	295,148,366	295,148,366	7,609,798	2,586,237
Diluted: (in Shares)	[1]	295,148,366	295,148,366	7,609,798	2,586,237
Net loss		¥ (1,860,186)	$ (274,158)	¥ (458,902)	¥ (512,071)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		16,061	2,367	(1,536)	583
Unrealized net loss on short term investments		100	15	(2,178)	(3,043)
Disposal of subsidiaries		4,811	709	(5)
Total comprehensive loss		(1,839,214)	(271,067)	(462,621)	(514,531)
Less: Comprehensive loss attributable to the noncontrolling interests		(1,672,978)	(246,566)	(262,939)	(222,401)
Comprehensive loss attributable to ordinary shareholders the Company		(166,236)	(24,501)	(199,682)	(292,130)
Product [Member]
Net revenues		107,368	15,824
Service [Member]
Net revenues		¥ 75,993	$ 11,200

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025